UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3558
                                                      --------
                            UMB Scout Bond Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)
                    ----------------------------------------

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Bond Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
(UNAUDITED)

PRINCIPAL
AMOUNT                                                                 VALUE
CORPORATE BONDS - 27.0%
              AIG SunAmerica
    2,150,000      5.85%, 08/01/08                                   $2,319,758
              Alabama Power Co.
      500,000      5.49%, 11/01/05                                      516,049
              Anheuser-Busch Companies, Inc.
      375,000      5.75%, 04/01/10                                      407,051
              Applied Materials, Inc.
      500,000      6.75%, 10/15/07                                      549,442
              Berkshire Hathaway, Inc.
    1,000,000      4.20%, 12/15/10                                    1,005,139
              Caterpillar Financial Services Corp.
    1,900,000      2.59%, 07/15/06                                    1,891,568
              Computer Sciences Corp.
    1,000,000      3.50%, 04/15/08                                      997,841
              M&I Bank
    1,363,636      2.90%, 08/18/09                                    1,346,633
              Marsh & McLennan Companies, Inc.
    1,025,000      4.85%, 02/15/13                                    1,024,591
              Merrill Lynch & Co.
      750,000      6.00%, 02/17/09                                      812,798
              Monsanto Co.
    1,000,000      6.11%, 02/03/05                                    1,011,834
              Morgan Stanley
    1,500,000      3.88%, 01/15/09                                    1,501,632
              Northern Trust Corp.
    1,000,000      2.88%, 12/15/06                                      998,267
      465,000      7.10%, 08/01/09                                      528,377
              SBC Communications, Inc.
    1,000,000      6.25%, 03/15/11                                    1,098,450
              SYSCO Corp.
    1,500,000      7.00%, 05/01/06                                    1,597,443
              Target Corp.
    1,000,000      6.35%, 01/15/11                                    1,115,882
              Texaco Capital, Inc.
      250,000      5.70%, 12/01/08                                      256,450
              United Tech Corp.
      500,000      7.00%, 09/15/06                                      535,060
              Verizon Virginia, Inc.
    2,000,000      4.63%, 03/15/13                                    1,956,334
              Wisconsin Electric Power Co.
      500,000      6.63%, 11/15/06                                      534,679
                                                                ----------------

TOTAL CORPORATE BONDS (COST $21,536,363) - 27.0%                     22,005,278
                                                                ----------------

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GOVERNMENT-SPONSORED ENTERPRISES - 36.0%
              Government National Mortgage Association
        3,790      7.50%, 02/15/06                                       $3,916
        5,825      8.00%, 06/20/06                                        6,041
        9,707      8.50%, 07/15/06                                       10,156
        4,231      8.00%, 08/15/06                                        4,392
       14,863      8.00%, 08/15/06                                       15,428
        8,913      7.50%, 08/20/06                                        9,156
       10,900      7.50%, 09/15/06                                       11,264
        8,369      7.50%, 04/15/07                                        8,737
       23,915      7.50%, 03/20/09                                       25,419
       44,266      6.00%, 05/15/09                                       46,532
       30,687      7.00%, 05/15/09                                       32,664
       93,674      6.00%, 04/15/11                                       98,942
       61,827      6.50%, 10/15/11                                       65,737
       92,897      6.50%, 02/15/12                                       98,775
      102,447      6.00%, 02/20/13                                      108,176
       70,618      6.00%, 03/20/13                                       74,567
       91,326      6.00%, 08/15/13                                       96,717
       81,452      6.00%, 08/20/13                                       86,006
      109,554      6.00%, 12/20/13                                      115,680
      116,145      6.00%, 01/20/14                                      116,145
      129,530      6.00%, 02/15/14                                      137,112
      106,166      6.00%, 02/20/14                                      112,049
      102,725      6.00%, 05/15/14                                      108,738
       89,669      7.00%, 08/20/15                                       95,417
       52,838      6.00%, 03/15/16                                       55,866
    1,371,563      3.13%, 04/16/16                                    1,362,992
      164,355      6.00%, 04/20/16                                      173,260
      604,088      6.00%, 05/15/16                                      638,710
       95,143      6.50%, 05/15/16                                      101,335
      171,924      6.00%, 07/20/16                                      181,239
      197,890      6.00%, 08/15/16                                      209,231
      308,479      7.00%, 09/20/16                                      328,222
    1,363,387      5.50%, 11/15/16                                    1,424,934
      413,967      6.00%, 11/15/16                                      437,692
      487,267      5.50%, 01/15/17                                      508,815
      637,521      6.50%, 01/15/17                                      678,944
      992,748      5.50%, 03/20/17                                    1,033,545
      391,255      5.50%, 06/20/17                                      407,333
      775,150      5.50%, 08/15/17                                      809,428
      700,298      5.50%, 08/15/17                                      731,266
    1,499,272      5.50%, 10/15/17                                    1,565,571
      388,006      6.00%, 10/15/17                                      410,047
      270,040      5.50%, 10/20/17                                      281,137
      737,192      6.00%, 10/20/17                                      776,765
    1,621,465      5.50%, 11/15/17                                    1,693,168
      563,570      5.00%, 02/15/18                                      578,795
    2,094,292      5.00%, 04/15/18                                    2,150,869
      621,707      5.00%, 08/20/18                                      636,491
      952,261      5.00%, 02/15/19                                      977,227
      458,445      7.00%, 11/15/28                                      489,886
    2,250,000      4.26%, 07/16/29                                    2,224,568
    1,500,000      4.86%, 02/16/30                                    1,530,122
    2,000,000      4.89%, 04/16/31                                    2,036,684
      132,516      6.50%, 05/20/31                                      139,770
       77,913      6.50%, 10/20/31                                       82,178
    2,500,000      4.81%, 08/16/32                                    2,528,828
      721,679      5.00%, 05/15/33                                      720,117
                                                                ----------------

TOTAL GOVERNMENT-SPONSORED ENTERPRISES
(COST $29,039,258) - 36.0%                                           29,392,801
                                                                ----------------

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U.S. GOVERNMENT AGENCIES - 28.0%
              Federal Farm Credit Bank
      200,000      6.70%, 10/11/06                                     $215,004
              Federal Home Loan Bank
    2,003,000      1.65%, 10/01/04                                    2,003,000
    1,000,000      2.50%, 12/15/05                                    1,001,366
    1,000,000      3.75%, 01/28/08                                    1,004,053
      725,000      6.20%, 06/06/12                                      742,094
              Federal Home Loan Mortgage Corp.
      625,000      2.70%, 03/16/07                                      621,003
    1,750,000      4.375%, 07/30/09                                   1,781,848
              Federal National Mortgage Association
       17,994      6.50%, 11/01/04                                       18,143
      500,000      6.96%, 04/02/07                                      547,702
      100,000      3.25%, 11/15/07                                      100,079
    1,000,000      3.50%, 01/28/08                                      996,972
      750,000      5.50%, 03/15/11                                      808,564
      500,000      5.38%, 11/15/11                                      534,434
    4,250,000      4.75%, 02/21/13                                    4,219,434
              Private Export Funding
    1,000,000      5.53%, 04/30/06                                    1,044,350
              Small Business Administration
      390,085      6.54%, 12/01/05                                      405,899
      323,490      6.60%, 07/01/09                                      339,313
       22,057      8.80%, 01/01/10                                       23,672
       23,467      9.45%, 02/01/10                                       25,414
      278,923      8.02%, 02/10/10                                      313,381
       74,788      7.46%, 03/01/10                                       80,166
       25,735      8.63%, 02/01/11                                       27,771
      320,044      6.64%, 02/10/11                                      346,996
      295,578      5.97%, 03/01/11                                      310,872
    1,079,151      6.09%, 07/01/11                                    1,138,071
      815,306      6.34%, 08/01/21                                      883,399
       16,071      8.85%, 08/01/11                                       17,429
      629,707      5.55%, 09/01/11                                      657,899
      496,105      5.89%, 09/01/11                                      524,774
       22,098      8.60%, 09/01/11                                       23,945
       55,770      8.25%, 11/01/11                                       59,911
      120,451      7.60%, 01/01/12                                      128,850
      171,638      7.40%, 08/01/12                                      183,748
      134,895      7.05%, 09/01/12                                      143,859
      107,507      7.55%, 11/01/12                                      115,086
      201,918      8.15%, 02/01/15                                      220,946
    1,177,707      6.44%, 06/01/21                                    1,280,344
                                                                ----------------

TOTAL U.S. GOVERNMENT AGENCIES (COST $22,485,286) - 28.0%            22,889,791
                                                                ----------------

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U.S. GOVERNMENT SECURITIES - 8.5%
              U.S. Treasury Note
      500,000      6.50%, 05/15/05                                     $513,750
       50,000      6.50%, 08/15/05                                       51,883
    1,000,000      5.75%, 11/15/05                                    1,038,907
    3,500,000      5.00%, 08/15/11                                    3,762,640
              U.S. Treasury Strip
    2,000,000      08/15/11                                           1,530,644
                                                                ----------------

TOTAL U.S. GOVERNMENT SECURITIES (COST $6,788,195) - 8.5%             6,332,191
                                                                ----------------

TOTAL INVESTMENTS (COST $79,849,102) - 99.5%                         80,620,061

Other assets less liabilities - 0.5%                                    985,658
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $11.32 per share;
20,000,000 shares of $1.00 par value
capital shares authorized;
7,206,774 shares outstanding)                                       $81,605,719
                                                                ================

See accompanying Notes to Financial Statements.

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ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Bond Fund, Inc.
-------------------------

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004